Future Royalty Minimum Payment (Detail) (USD $)	Dec. 31, 2013
Future Royalty Minimum Payment [Line Items]
2014	$ 1,800,000
2015	2,100,000
2016	2,700,000
2017	3,200,000
2018	3,800,000
Future minimum royalty payments due	$ 13,600,000